RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUCNEMENTS	RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
The following amendments, standards and interpretations have been applied on the year starting January 1, 2021:

International Financial Reporting Standard 7, “Financial Instruments: Disclosures”, International Financial Accounting Standard 9, “Financial Instruments” and International Accounting Standard 39, “Financial Instruments: Recognition and Measurement” - Interest Rate Benchmark Reform

The IASB has issued amendments to IFRS 7 “Financial Instruments: Disclosures”, IFRS 9 “Financial Instruments” and IAS 39 “Financial Instruments: Recognition and Measurement” which provide certain reliefs in relation to interest rate benchmark reforms. The reliefs relate to hedge accounting and have the effect that the reforms should not generally cause hedge accounting to terminate. However, any hedge ineffectiveness should continue to be recorded in the income statement.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.

International Financial Reporting Standard 16, “Leases” – Amendments on Covid-19-related Rent Concessions

In May 2020, the IASB made an amendment to IFRS 16 “Leases” in the context of the COVID-19 pandemic and its impact on rent concessions granted to lessees. Such concessions might take a variety of forms, including payment holidays and deferral of lease payments, which provides lessees with an option to treat qualifying rent concessions in the same way as they would if they were not lease modifications. In many cases, this will result in accounting for the concessions as variable lease payments in the period in which they are granted. Entities applying the practical expedients must disclose this fact, whether the expedient has been applied to all qualifying rent concessions or, if not, information about the nature of the contracts to which it has been applied, as well as the amount recognized in profit or loss arising from the rent concessions.

The Company's management has assessed the effects of applying this amendment on the Company’s financial statements and has not identified any lease agreements which may be impacted by the application of this amendment.

The following standards, amendments to standards and interpretations are not mandatory for the financial year beginning January 1, 2021, and have not been early adopted:

International Accounting Standard 12, “Income taxes” - Amendments

The IASB has issued amendments to IAS 12 “Income taxes”, which introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences. Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit.

The Company's management has assessed the effects of applying these amendments on the Company’s financial statements and has not identified any material impact in the application of these amendments.
27.    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS (continued)

Other standards and interpretations non-significant for the Company’s financial statements:
–Amendments to IFRS 10 and IAS 28 - Sale or contribution of assets between an investor and its associate or joint venture
–Amendments to IAS 1 - Classification of Liabilities as Current or Non-current
–Amendments to IFRS 3 - Reference to the Conceptual Framework
–Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use
–Amendments to IAS 37 - Onerous Contracts – Cost of Fulfilling a Contract
–Annual Improvements to IFRS Standards 2018–2020 cycle
–Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting policies
–Amendments to IAS 8 – Definition of accounting estimates